Report of the directors financial review risk report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Central scenario ECL | UK
Disclosure of financial assets [line items]
Probability	50.00%
Upside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	5.00%
Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	30.00%
Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Probability	100.00%
Additional Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	15.00%
Additional Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Probability	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 2,000	$ 1,300
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3,900	4,500
Increase (decrease) in financial assets	1,300	1,500
Allowance for ECL | Retail | Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(200)	(300)
Allowance for ECL | Retail | Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(500)	(1,000)
Allowance for ECL | Retail | Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	300	300
Allowance for ECL | Retail | Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	200
Allowance for ECL | Retail | Additional Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,100	1,300
Allowance for ECL | Retail | Additional Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	500
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	3,700	4,500
Increase (decrease) in financial assets	700	(200)
Allowance for ECL | Wholesale | UK
Disclosure of financial assets [line items]
Financial assets	1,740	2,077
Allowance for ECL | Wholesale | Central scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	1,433	1,514
Allowance for ECL | Wholesale | Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(600)	(900)
Allowance for ECL | Wholesale | Upside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	1,083	1,026
Allowance for ECL | Wholesale | Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(1,400)	(2,000)
Allowance for ECL | Wholesale | Downside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	1,888	2,271
Allowance for ECL | Wholesale | Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	700	1,000
Allowance for ECL | Wholesale | Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	100
Allowance for ECL | Wholesale | Additional Downside scenario ECL | UK
Disclosure of financial assets [line items]
Financial assets	2,949	3,869
Allowance for ECL | Wholesale | Additional Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	4,500	$ 5,900
Allowance for ECL | Wholesale | Additional Downside scenario ECL | Maximum | UK
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1,200